CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Related party balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amounts due from related parties	$ 132,396	$ 1,433,186
Amounts due to related parties	$ 2,535,358	1,895,779
Adagene Incorporated
Related Party Transaction [Line Items]
Gross margin rate	0.00%
WuXi AppTec Group
Related Party Transaction [Line Items]
Amounts due from related parties	$ 124,704	739,051
Amounts due to related parties	173,855	432,784
Parent Company | Reportable Legal Entities
Related Party Transaction [Line Items]
Amounts due from related parties	27,308,613	6,362,724
Amounts due to related parties	12,787,321	11,247,674
Parent Company | Reportable Legal Entities | Adagene (Hong Kong) Limited
Related Party Transaction [Line Items]
Amounts due from related parties	4,331,082	3,032,766
Amounts due to related parties		13
Parent Company | Reportable Legal Entities | Adagene Incorporated
Related Party Transaction [Line Items]
Amounts due from related parties	7,123,583	2,790,233
Amounts due to related parties		1,743,435
Parent Company | Reportable Legal Entities | Adagene PTE. Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	15,192,454
Parent Company | Reportable Legal Entities | Adagene AG
Related Party Transaction [Line Items]
Amounts due from related parties	630,719
Parent Company | Reportable Legal Entities | Adagene Australia PTY Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties		22,557
Parent Company | Reportable Legal Entities | WuXi AppTec Group
Related Party Transaction [Line Items]
Amounts due from related parties	30,775	517,168
Amounts due to related parties	43,707	377,752
Parent Company | Reportable Legal Entities | Adagene (Suzhou) Limited
Related Party Transaction [Line Items]
Amounts due to related parties	$ 12,743,614	$ 9,126,474